The Ambassador Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

Principal Amount[1]
	EVENT LINKED BONDS — 83.8%
	EUROPE — 2.7%
	EARTHQUAKE — 0.5%
	Azzurro Re II DAC
2,250,000	3-Month Euribor + 639.00 basis points, 4/20/2028[2,3]	$2,599,709
	MULTI-PERIL — 0.7%
	Lion RE DAC
2,500,000	3-Month Euribor + 550.00 basis points, 6/15/2029[2,3,4]	2,831,793
	Orange Capital Re DAC
1,250,000	3-Month Euribor + 600.00 basis points, 1/17/2029[2,3]	1,435,439
		4,267,232
	WINDSTORM — 1.5%
	Blue Sky Re DAC
2,500,000	3-Month Euribor + 616.40 basis points, 1/26/2027[2,3,4]	2,956,750
	Eiffel Re Ltd.
2,500,000	3-Month Euribor + 358.00 basis points, 1/19/2027[2,3]	2,878,295
	Taranis Reinsurance DAC
1,300,000	3-Month Euribor + 631.00 basis points, 1/21/2028[2,3,4]	1,490,037
	Windmill III Re DAC
1,000,000	3-Month Euribor + 525.00 basis points, 7/5/2028[2,3]	1,154,970
		8,480,052
	TOTAL EUROPE
	(Cost $14,560,155)	15,346,993
	GLOBAL — 24.9%
	MULTI-PERIL — 24.9%
	3264 re Ltd.
4,250,000	3-Month U.S. Treasury Bill + 750.00 basis points, 6/8/2028[2,3,4]	4,369,000
	3264 Re Ltd.
4,200,000	3-Month U.S. Treasury Bill + 300.00 basis points, 2/7/2028[2,3,4]	4,202,100
	Aragonite Re Ltd.
750,000	3-Month U.S. Treasury Bill + 545.00 basis points, 4/7/2027[2,3,4]	775,725
	Ashera Re
250,000	3-Month U.S. Treasury Bill + 519.00 basis points, 4/7/2027[2,3,4]	253,900
	Atlas Capital DAC
4,000,000	SOFR + 725.00 basis points, 6/7/2028[2,3,4]	4,053,600

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Bridge Street Re Ltd.
8,250,000	JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points, 1/7/2028[2,3,4]	$8,311,875
	Fuchsia 2023-1 - London Bridge 2 PCC Ltd.
1,290,000	3-Month U.S. Treasury Bill + 1,029.00 basis points, 4/6/2027[2,3,4]	1,336,569
	Fuchsia 2024-1 - London Bridge 2 PCC Ltd.
4,250,000	3-Month U.S. Treasury Bill + 514.00 basis points, 4/6/2028[2,3,4]	4,293,775
	Hypatia Ltd.
1,000,000	3-Month U.S. Treasury Bill + 850.00 basis points, 7/5/2028[2,3,4]	997,400
	Kendall Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 4/30/2027[2,3]	3,150,000
	Kilimanjaro II Re Ltd.
6,500,000	3-Month U.S. Treasury Bill + 625.00 basis points, 6/30/2028[2,3,4]	6,776,250
4,250,000	3-Month U.S. Treasury Bill + 725.00 basis points, 6/30/2028[2,3,4]	4,482,475
4,000,000	3-Month U.S. Treasury Bill + 375.00 basis points, 7/9/2029[2,3,4]	4,033,600
3,750,000	3-Month U.S. Treasury Bill + 400.00 basis points, 7/9/2029[2,3,4]	3,787,500
4,250,000	3-Month U.S. Treasury Bill + 375.00 basis points, 7/8/2030[2,3,4]	4,292,925
4,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 7/8/2030[2,3,4]	4,048,000
	Kilimanjaro III Re Ltd.
250,000	3-Month U.S. Treasury Bill + 486.00 basis points, 4/20/2026[2,3,4]	248,825
	Matterhorn Re Ltd.
1,250,000	SOFR + 575.00 basis points, 12/8/2025[2,3]	1,212,750
4,500,000	3-Month U.S. Treasury Bill + 700.00 basis points, 2/4/2028[2,3,4]	4,500,450
	MMIFS Re Ltd.
3,250,000	1/10/2028	2,353,998
	Mona Lisa Re Ltd.
250,000	3-Month U.S. Treasury Bill + 1,225.00 basis points, 1/8/2026[2,3,4]	258,750
15,500,000	3-Month U.S. Treasury Bill + 975.00 basis points, 6/25/2027[2,3,4]	16,943,050
3,500,000	3-Month U.S. Treasury Bill + 800.00 basis points, 1/8/2029[2,3,4]	3,535,700
	Montoya Re Ltd.
7,500,000	1-Month U.S. Treasury Bill + 575.00 basis points, 4/7/2028[2,3,4]	7,480,500
5,250,000	1-Month U.S. Treasury Bill + 661.00 basis points, 4/7/2028[2,3,4]	5,143,425
	Mystic Re IV Ltd.
5,080,000	3-Month U.S. Treasury Bill + 893.00 basis points, 1/8/2026[2,3,4]	5,219,700
3,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 1/10/2028[2,3]	2,982,900
	Northshore Re II Ltd.
7,500,000	3-Month U.S. Treasury Bill + 500.00 basis points, 4/7/2028[2,3,4]	7,507,500
	Ocelot Re Ltd.
6,000,000	3-Month U.S. Treasury Bill + 450.00 basis points, 2/26/2029[2,3,4]	6,042,600
5,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 2/26/2029[2,3,4]	4,932,000
	Phoenix 3 RE Pte Ltd.
1,000,000	1/4/2039[4]	1,126,000
	Ramble Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 625.00 basis points, 3/5/2027[2,3,4]	3,003,300

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Riverfront Re Ltd.
3,750,000	3-Month U.S. Treasury Bill + 550.00 basis points, 1/8/2029[2,3,4]	$3,726,375
	Titania Re Ltd.
2,500,000	1-Month U.S. Treasury Bill + 625.00 basis points, 11/26/2027[2,3,4]	2,514,000
	Wrigley Re Ltd.
1,000,000	3-Month U.S. Treasury Bill + 623.00 basis points, 8/7/2026[2,3,4]	1,020,400
	TOTAL GLOBAL
	(Cost $137,815,684)	138,916,917
	JAPAN — 2.7%
	EARTHQUAKE — 0.4%
	Nakama Re Pte Ltd.
2,500,000	3-Month U.S. Treasury Bill + 210.00 basis points, 4/23/2030[2,3]	2,475,250
	MULTI-PERIL — 2.3%
	Tomoni Re Pte Ltd.
9,145,000	3-Month U.S. Treasury Bill + 209.00 basis points, 4/7/2026[2,3]	9,107,506
500,000	3-Month U.S. Treasury Bill + 275.00 basis points, 4/7/2026[2,3]	501,650
3,000,000	3-Month U.S. Treasury Bill + 400.00 basis points, 4/5/2028[2,3]	3,034,200
		12,643,356
	TOTAL JAPAN
	(Cost $15,108,726)	15,118,606
	UNITED STATES — 53.5%
	EARTHQUAKE — 4.7%
	Logistics Re Ltd.
1,250,000	1-Month U.S. Treasury Bill + 600.00 basis points, 12/21/2027[2,3,4]	1,277,875
	Torrey Pines Re Ltd.
5,475,000	3-Month U.S. Treasury Bill + 521.60 basis points, 6/5/2026[2,3]	5,566,980
4,125,000	3-Month U.S. Treasury Bill + 375.00 basis points, 6/7/2028[2,3,4]	4,164,600
	Ursa Re II Ltd.
4,000,000	3-Month U.S. Treasury Bill + 700.00 basis points, 12/6/2025[2,3,4]	4,058,400
	Ursa Re Ltd.
4,000,000	3-Month U.S. Treasury Bill + 550.00 basis points, 12/6/2025[2,3,4]	4,038,000
	Veraison Re Ltd.
3,750,000	1-Month U.S. Treasury Bill + 678.80 basis points, 3/9/2026[3,5]	3,839,625
3,000,000	1-Month U.S. Treasury Bill + 350.00 basis points, 3/8/2028[2,3,4]	2,988,000
	Wrigley Re Ltd.
250,000	3-Month U.S. Treasury Bill + 670.00 basis points, 8/7/2026[2,3,4]	259,000
		26,192,480
	MULTI-PERIL — 21.5%
	Aquila Re I Ltd. Series 2023-1
2,500,000	3-Month U.S. Treasury Bill + 534.00 basis points, 6/8/2026[2,3,4]	2,513,500
	Atela Re Ltd.
2,000,000	3-Month U.S. Treasury Bill + 1,425.00 basis points, 5/9/2027[2,3]	2,123,400

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Finca RE Ltd.
3,750,000	3-Month U.S. Treasury Bill + 525.00 basis points, 6/7/2028[2,3,4]	$3,811,875
	Foundation Re IV Ltd.
13,250,000	3-Month U.S. Treasury Bill + 625.00 basis points, 1/8/2027[2,3,4]	13,503,075
	Four Lakes Re Ltd.
2,760,000	3-Month U.S. Treasury Bill + 681.00 basis points, 1/7/2026[2,3,4]	2,761,656
2,500,000	3-Month U.S. Treasury Bill + 550.00 basis points, 1/7/2028[2,3,4]	2,493,750
	Genesee Street Re Ltd.
6,750,000	1-Month U.S. Treasury Bill + 325.00 basis points, 4/7/2028[2,3,4]	6,760,125
	Herbie Re Ltd.
1,000,000	3-Month U.S. Treasury Bill + 1,075.00 basis points, 1/8/2029[2,3,4]	1,031,000
	High Point Re Ltd.
750,000	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield Index + 575.00 basis points, 1/6/2027[2,3,4]	759,900
	Locke Tavern Re Ltd.
1,425,000	3-Month U.S. Treasury Bill + 478.20 basis points, 4/9/2026[2,3]	1,449,225
	Long Point Re IV Ltd.
1,250,000	3-Month U.S. Treasury Bill + 425.00 basis points, 6/1/2026[2,3,4]	1,261,875
	Mayflower Re Ltd.
500,000	1-Month U.S. Treasury Bill + 450.00 basis points, 7/8/2027[2,3,4]	509,200
2,750,000	T-BILL + 350.00 basis points, 7/7/2028[2,3,4]	2,763,200
	Merna Re Companywide Ltd.
5,250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 7/7/2028[2,3]	5,395,425
	Merna Re Enterprise Ltd.
5,500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2028[2,3]	5,506,050
	Merna Reinsurance II Ltd.
6,500,000	3-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2026[2,3,6]	6,615,050
2,000,000	3-Month U.S. Treasury Bill + 850.00 basis points, 7/7/2027[2,3,4,6]	2,006,000
1,000,000	1-Month U.S. Treasury Bill + 775.00 basis points, 7/7/2028[2,3]	1,000,600
1,000,000	3-Month U.S. Treasury Bill + 875.00 basis points, 7/7/2028[2,3]	1,001,600
	Residential Reinsurance 2004 Ltd.
1,000,000	3-Month U.S. Treasury Bill + 538.00 basis points, 12/6/2028[2,3]	1,023,000
	Residential Reinsurance 2022 Ltd.
500,000	3-Month U.S. Treasury Bill + 759.00 basis points, 12/6/2029[2,3]	517,800
	Residential Reinsurance 2023 Ltd.
11,875,000	3-Month U.S. Treasury Bill + 597.00 basis points, 12/6/2027[2,3]	12,395,125
	Residential Reinsurance 2025 Ltd.
7,750,000	3-Month U.S. Treasury Bill + 575.00 basis points, 6/6/2029[2,3,4]	7,827,500
	Sanders RE II Ltd.
2,500,000	3-Month U.S. Treasury Bill + 400.00 basis points, 4/7/2028[2,3]	2,526,500
2,750,000	3-Month U.S. Treasury Bill + 450.00 basis points, 4/7/2028[2,3]	2,762,100
250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 6/7/2028[2,3]	249,000
250,000	JPMorgan 100% US Treasury Securities Money Market Fund Yield Index + 400.00 basis points, 4/7/2029[2,3]	247,225
8,975,000	3-Month U.S. Treasury Bill + 425.00 basis points, 4/8/2030[2,3]	9,243,352
2,750,000	3-Month U.S. Treasury Bill + 475.00 basis points, 4/8/2030[2,3]	2,811,050

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Sanders Re III Ltd.
9,250,000	3-Month U.S. Treasury Bill + 814.00 basis points, 6/5/2026[2,3]	$9,443,325
3,125,000	3-Month U.S. Treasury Bill + 627.00 basis points, 4/7/2027[2,3]	3,224,063
	Topanga Re Ltd.
3,000,000	3-Month U.S. Treasury Bill + 477.00 basis points, 1/8/2026[2,3]	2,876,400
	Yosemite Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 725.00 basis points, 6/7/2028[2,3,4]	1,513,500
		119,926,446
	WINDSTORM — 27.3%
	1886 Re Ltd.
5,500,000	3-Month U.S. Treasury Bill + 450.00 basis points, 7/9/2029[2,3,4]	5,636,400
	3264 Re Ltd.
1,000,000	3-Month U.S. Treasury Bill + 700.00 basis points, 7/8/2027[2,3,4]	1,052,700
	Alamo Re Ltd.
6,750,000	1-Month U.S. Treasury Bill + 654.00 basis points, 6/7/2027[2,3]	7,003,800
	Bayou Re Ltd.
6,250,000	1-Month U.S. Treasury Bill + 833.20 basis points, 4/30/2027[2,3,4]	6,560,625
	Blue Ridge Re Ltd.
6,500,000	3-Month U.S. Treasury Bill + 525.00 basis points, 1/8/2027[2,3,4]	6,654,050
	Bluebonnet RE Ltd.
5,750,000	1-Month U.S. Treasury Bill + 575.00 basis points, 6/7/2028[2,3]	5,962,750
	Bonanza Re Ltd.
1,500,000	3-Month U.S. Treasury Bill + 845.00 basis points, 1/8/2026[2,3]	1,496,250
	Cape Lookout Re Ltd.
11,050,000	1-Month U.S. Treasury Bill + 720.20 basis points, 4/28/2026[2,3]	11,327,355
	Charles River Re Ltd.
750,000	1-Month U.S. Treasury Bill + 763.20 basis points, 5/10/2027[2,3]	775,200
	Chartwell RE Ltd.
4,750,000	3-Month U.S. Treasury Bill + 600.00 basis points, 6/7/2028[2,3,4]	4,859,725
	Citrus Re Ltd.
3,750,000	3-Month U.S. Treasury Bill + 871.00 basis points, 6/7/2026[2,3,4]	3,870,375
3,250,000	3-Month U.S. Treasury Bill + 450.00 basis points, 6/7/2028[2,3,4]	3,274,700
1,250,000	3-Month U.S. Treasury Bill + 775.00 basis points, 6/7/2028[2,3,4]	1,231,750
	Commonwealth Re Ltd.
7,750,000	3-Month U.S. Treasury Bill + 385.70 basis points, 7/8/2026[2,3]	7,810,450
	Everglades Re II Ltd.
4,650,000	1-Month U.S. Treasury Bill + 1,050.00 basis points, 5/13/2027[2,3,4]	4,881,105
12,000,000	1-Month U.S. Treasury Bill + 875.00 basis points, 5/19/2028[2,3,4]	12,121,200
	First Coast Re IV Ltd.
1,000,000	3-Month U.S. Treasury Bill + 650.00 basis points, 3/10/2028[2,3,4]	1,008,500
	Fish Pond Re Ltd.
7,000,000	1-Month U.S. Treasury Bill + 402.00 basis points, 1/8/2027[2,3,4]	7,125,300
	Gateway Re Ltd.
500,000	3-Month U.S. Treasury Bill, 12/22/2025[2,3]	460,450

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	WINDSTORM (Continued)
5,057,000	1-Month U.S. Treasury Bill + 950.00 basis points, 7/7/2027[2,3,4]	$5,048,909
4,750,000	1-Month U.S. Treasury Bill + 590.00 basis points, 7/8/2027[2,3,4]	4,800,350
5,750,000	1-Month U.S. Treasury Bill + 425.00 basis points, 7/7/2028[2,3,4]	5,663,175
2,000,000	BlackRock Liquidity Funds Treasury Trust Fund Portfolio Fund Yield Index + 700.00 basis points, 7/7/2028[2,3,4]	2,007,600
	Hestia Re Ltd.
1,250,000	T-BILL + 675.00 basis points, 3/13/2028[2,3,4]	1,232,000
	Integrity RE III Ltd.
1,250,000	1-Month U.S. Treasury Bill + 800.00 basis points, 6/6/2027[2,3]	1,250,875
2,500,000	1-Month U.S. Treasury Bill + 800.00 basis points, 6/6/2028[2,3]	2,507,750
	Lightning Re Series 2023-1
13,975,000	3-Month U.S. Treasury Bill + 1,100.00 basis points, 3/31/2026[2,3,4]	14,267,077
	Lower Ferry Re Ltd.
250,000	1-Month U.S. Treasury Bill + 443.00 basis points, 7/8/2026[2,3,4]	252,775
	Marlon Ltd.
1,250,000	3-Month U.S. Treasury Bill + 700.00 basis points, 6/7/2027[2,3,4]	1,306,000
	Nature Coast Re Ltd.
4,150,000	3-Month U.S. Treasury Bill + 1,000.00 basis points, 12/7/2026[2,3,4]	4,209,760
750,000	3-Month U.S. Treasury Bill + 1,350.00 basis points, 12/7/2026[2,3,4]	760,800
	Palm RE Ltd.
2,000,000	1-Month U.S. Treasury Bill + 775.00 basis points, 6/7/2028[2,3,4]	1,995,800
	Purple Re Ltd.
750,000	1-Month U.S. Treasury Bill + 725.00 basis points, 6/7/2028[2,3,4]	770,400
	Recoletos Re DAC
8,300,000	3-Month U.S. Treasury Bill + 500.00 basis points, 1/7/2028[2,3,4]	8,461,850
	Sabine Re Ltd.
3,000,000	1-Month U.S. Treasury Bill + 825.00 basis points, 4/7/2027[2,3,4]	3,097,500
	Solis RE Ltd.
2,000,000	3-Month U.S. Treasury Bill + 350.00 basis points, 7/7/2028[2,3,4]	2,004,600
		152,749,906
	TOTAL UNITED STATES
	(Cost $296,146,174)	298,868,832
	TOTAL EVENT LINKED BONDS
	(Cost $463,630,739)	468,251,348
	PREFERRED NOTES — 14.4%
	GLOBAL — 8.2%
	MULTI-PERIL — 8.2%
	Consulate Re 2025-10
10,000,000	4.044%, 12/31/2025[7,8]	9,630,000
	Consulate Re 2025-11
10,000,000	4.044%, 12/31/2025[7,8]	9,507,000
	Consulate Re 2025-15
5,000,000	4.044%, 3/31/2026[7,8]	4,315,000

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Principal Amount[1]		Value
	MULTI-PERIL (Continued)
	Consulate Re 2025-25
5,000,000	2.600%, 7/29/2026[7,8]	$4,394,000
	Consulate Re 2025-2A
5,000,000	4.044%, 12/31/2025[7,8]	4,786,000
	Consulate Re 2025-3A
5,000,000	4.044%, 12/31/2025[7,8]	4,721,000
	Consulate Re 2025-9A
10,000,002	4.044%, 12/31/2025[7,8]	8,709,002
	TOTAL GLOBAL
	(Cost $46,061,509)	46,062,002
	UNITED STATES — 6.2%
	MULTI-PERIL — 2.4%
	Consulate Re 2025-12
5,000,000	4.044%, 12/31/2025[7,8]	4,576,000
	Consulate Re 2025-13
5,000,000	4.044%, 12/31/2025[7,8]	4,049,000
	Consulate Re 2025-24
5,000,000	4.044%, 7/13/2026[7,8]	4,579,000
		13,204,000
	WINDSTORM — 3.8%
	Consulate Re 2025-17
2,500,000	4.044%, 12/15/2025[7,8]	1,916,750
	Consulate Re 2025-19
2,500,000	4.044%, 12/15/2025[7,8]	2,003,250
	Consulate Re 2025-20
5,000,000	4.044%, 12/15/2025[7,8]	3,966,000
	Consulate Re 2025-21
5,000,000	4.044%, 12/15/2025[7,8]	4,229,500
	Consulate Re 2025-5A
5,000,000	4.044%, 12/15/2025[7,8]	4,673,000
	Consulate Re 2025-6A
5,000,000	4.044%, 12/15/2025[7,8]	4,502,500
		21,291,000
	TOTAL UNITED STATES
	(Cost $34,494,561)	34,495,000
	TOTAL PREFERRED NOTES
	(Cost $80,556,070)	80,557,002

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS — 0.8%
4,461,416	Fidelity Investments Money Market Government Portfolio - Class I 4.17%[9]	$4,461,416
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $4,461,416)	4,461,416
	TOTAL INVESTMENTS — 99.0%
	(Cost $548,648,225)	553,269,766
	Other Assets in Excess of Liabilities — 1.0%	5,849,961
	TOTAL NET ASSETS — 100.0%	$559,119,727

US – United States

[1]	Local currency.
[2]	Floating rate security. Floating rate security. Reference rates as of July 31, 2025 are as follows: 1-Month U.S. Treasury Bill 4.49%, 3-Month U.S. Treasury Bill 4.41%, Secured Overnight Financing Rate (SOFR) 4.39%, and 3-Month Term SOFR 4.34%. Actual reference rates may vary based on the reset date of the security.
[3]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $464,771,350, which represents 83.1% of total net assets of the Fund.
[4]	Callable.
[5]	Variable rate security. Rate shown is the rate in effect as of July 31, 2025.
[6]	All or a portion of this security is segregated as collateral for forward contracts. The market value of the securities pledged as collateral was $8,047,868, which represents 1.4% of total net assets of the Fund.
[7]	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[8]	Restricted securities, representing 14.4% of Total Net Assets. The total value of these securities is $80,557,002.
[9]	The rate is the annualized seven-day yield at period end.

The Ambassador Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sale Contracts	Counterparty	Currency Exchange	Settlement Date	Currency Amount Sold	Value At Settlement Date	Value At July 31, 2025	Unrealized Appreciation/ (Depreciation)
Canadian Dollar	UMB Bank NA	CAD per USD	9/4/2025	(3,250,000)	(2,265,914)	(2,349,631)	(83,717)
Euro	UMB Bank NA	EUR per USD	3/16/2026	(2,250,000)	(2,492,177)	(2,603,431)	(111,254)
Euro	UMB Bank NA	EUR per USD	4/20/2026	(2,450,000)	(2,864,246)	(2,840,931)	23,315
Euro	UMB Bank NA	EUR per USD	5/26/2026	(2,500,000)	(2,896,025)	(2,905,322)	(9,297)
Euro	UMB Bank NA	EUR per USD	6/9/2026	(3,348,000)	(3,881,336)	(3,894,157)	(12,821)
Euro	UMB Bank NA	EUR per USD	7/14/2026	(2,000,000)	(2,376,800)	(2,331,277)	45,523
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(16,776,498)	$(16,924,749)	$(148,251)

EUR – Euro

CAD – Canadian Dollar